Related Party Transactions (Summary of Due to Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	$ 378,678	$ 184,239
Sohu [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	350,000	171,234
SoEasy [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties (matching loans from related parties)	$ 28,678	$ 13,005